Note 1 - Organization and Operations (Details)	1 Months Ended	3 Months Ended
	Jan. 21, 2014	Mar. 31, 2015
Note 1 - Organization and Operations (Details) [Line Items]
Common units issues in initial public offering (in Shares)	4,312,500
Limited Partners' Capital Account, Units Outstanding (in Shares)		5,916,634
Member Interest as Percentage in Managed Wells		25.00%
IPO [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Common units issues in initial public offering (in Shares)		4,312,500
North Dakota [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Number of Commercial Saltwater Disposal Facilities		8
Texas [Member] | TIR Entities [Member] | Cypress Energy Holdings Llc and Affiliates [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Number of Commercial Saltwater Disposal Facilities		2
TIR Entities [Member] | Cypress Energy Holdings Llc and Affiliates [Member]
Note 1 - Organization and Operations (Details) [Line Items]
Percentage of Interest Owned by Entity		100.00%